Contents of Significant Accounts (Tables)	12 Months Ended
Dec. 31, 2018
Cash and Cash Equivalents
(1)	Cash and Cash Equivalents

	As of December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Cash on hand	$4,360	$6,091
Checking and savings accounts	21,699,357	25,021,265
Time deposits	50,711,803	49,139,549
Repurchase agreements collateralized by government and corporate bonds	9,259,052	9,494,834

Total	$81,674,572	$83,661,739

Aging Analysis of Accounts Receivables, Net

Aging analysis of accounts receivable, net:

	As of December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Neither past due nor impaired	$15,496,207	$18,271,304

Past due but not impaired:
≤ 30 days	4,268,772	3,407,690
31 to 60 days	444,401	739,054
61 to 90 days	138,178	545,366
91 to 120 days	124,332	365,007
≥ 121 days	404,527	407,568

Subtotal	5,380,210	5,464,685

Total	$20,876,417	$23,735,989

Movement of Loss Allowance

Movement of loss allowance for accounts receivable:

	For the years ended December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Beginning balance	$86,595	$39,578
Net charge for the period	(47,017)	8,574

Ending balance	$39,578	$48,152

Inventories, Net
(4)	Inventories, Net

	As of December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Raw materials	$2,354,410	$3,766,056
Supplies and spare parts	3,007,669	3,133,737
Work in process	11,492,450	10,034,488
Finished goods	1,402,971	1,268,838

Total	$18,257,500	$18,203,119

Summary of Fair Value of Each Investment in Equity Instrument

The fair value of each investment in equity instrument to be measured at fair value through other comprehensive income is as follows:

		As of December 31,
Type of securities	Name of securities	2017(Note)	2018
			NT$ (In Thousands)
Common stock	SILICON INTEGRATED SYSTEMS CORP.		1,032,930
Common stock	UNIMICRON HOLDING LIMITED		561,261
Common stock	MIE FUJITSU SEMICONDUCTOR LIMITED		2,220,103
Common stock	UNIMICRON TECHNOLOGY CORP.		4,373,833
Common stock	ITE TECH. INC.		424,383
Common stock	NOVATEK MICROELECTRONICS CORP.		2,335,131
Common stock	SHIN-ETSU HANDOTAI TAIWAN CO., LTD.		453,810
Preferred stock	MTIC HOLDINGS PTE. LTD.		184,026

Details of Investments Accounted for Under the Equity Method
(8)	Investments Accounted For Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2017		2018
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$ (In Thousands)		NT$ (In Thousands)
Listed companies
CLIENTRON CORP.	$264,545	22.39	$249,663	22.39
FARADAY TECHNOLOGY CORP. (FARADAY) (Note A)	1,659,807	13.78	1,483,111	13.78

Unlisted companies
WINAICO SOLAR PROJEKT 1 GMBH (Note B)	—	50.00	—	50.00
MTIC HOLDINGS PTE. LTD.	50,743	45.44	3,026	45.44
YUNG LI INVESTMENTS, INC.	42,144	45.16	2,213	45.16
WINAICO IMMOBILIEN GMBH (Note B)	—	44.78	—	44.78
UNITECH CAPITAL INC.	732,267	42.00	568,005	42.00
TRIKNIGHT CAPITAL CORPORATION	889,876	40.00	1,520,575	40.00
HSUN CHIEH INVESTMENT CO., LTD.	1,600,524	36.49	1,608,551	36.49
YANN YUAN INVESTMENT CO., LTD.	2,027,204	30.87	2,032,013	30.87
HSUN CHIEN CAPITAL CORP.	176,911	30.00	161,319	30.00
VSENSE CO., LTD.	78,294	28.63	31,544	26.89
UNITED LED CORPORATION HONG KONG LIMITED	216,707	25.14	167,953	25.14
TRANSLINK CAPITAL PARTNERS I, L.P. (Note C)	108,925	10.38	120,440	10.38
SHANDONG HUAHONG ENERGY INVEST CO., INC. (SHANDONG HUAHONG) (Note B)	—	50.00	—	—
CTC CAPITAL PARTNERS I, L.P.	32	31.40	—	—

Total	$7,847,979		$7,948,413

Note A:

Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that the Company obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors.

Note B:	SHANDONG HUAHONG, WINAICO SOLAR PROJEKT 1 GMBH and WINAICO IMMOBILIEN GMBH are joint ventures to the Company.

Note C:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.

Property, Plant and Equipment
(9)	Property, Plant and Equipment

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Land	$1,314,402	$1,314,402
Buildings	21,112,807	19,841,058
Machinery and equipment	160,497,062	139,213,317
Transportation equipment	18,751	20,921
Furniture and fixtures	2,038,816	1,908,214
Leasehold improvement	4,353	3,869
Construction in progress and equipment awaiting inspection	20,755,490	10,544,814

Net	$205,741,681	$172,846,595

Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$1,314,402	$37,042,323	$785,442,975	$78,314	$6,826,957	$69,245	$45,048,631	$875,822,847
Additions	—	—	—	—	—	—	31,140,639	31,140,639
Disposals	—	—	(3,200,814)	(5,774)	(40,115)	(14,785)	—	(3,261,488)
Transfers and reclassifications	—	1,479,439	55,836,583	4,268	924,252	1,534	(54,921,519)	3,324,557
Exchange effect	—	(448,102)	(11,809,825)	(1,026)	(35,296)	(3,437)	(506,312)	(12,803,998)

As of December 31, 2017	$1,314,402	$38,073,660	$826,268,919	$75,782	$7,675,798	$52,557	$20,761,439	$894,222,557

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$1,314,402	$38,073,660	$826,268,919	$75,782	$7,675,798	$52,557	$20,761,439	$894,222,557
Additions	—	—	—	—	—	—	17,579,689	17,579,689
Disposals	—	(64,878)	(2,330,437)	(18,363)	(40,199)	—	—	(2,453,877)
Disposal of subsidiaries	—	—	(224,895)	—	(6,515)	(2,226)	—	(233,636)
Transfers and reclassifications	—	375,854	27,447,023	8,884	433,665	2,049	(27,693,591)	573,884
Exchange effect	—	(78,334)	2,527,895	52	(5,848)	1,069	(96,774)	2,348,060

As of December 31, 2018	$1,314,402	$38,306,302	$853,688,505	$66,355	$8,056,901	$53,449	$10,550,763	$912,036,677

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$—	$15,612,462	$629,903,740	$56,356	$5,198,998	$61,938	$5,949	$650,839,443
Depreciation	—	1,492,606	48,961,521	5,639	502,971	2,383	—	50,965,120
Disposals	—	—	(3,172,320)	(5,774)	(39,914)	(12,742)	—	(3,230,750)
Transfers and reclassifications	—	—	(7,563)	1,587	5,976	—	—	—
Exchange effect	—	(144,215)	(9,913,521)	(777)	(31,049)	(3,375)	—	(10,092,937)

As of December 31, 2017	$—	$16,960,853	$665,771,857	$57,031	$5,636,982	$48,204	$5,949	$688,480,876

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$—	$16,960,853	$665,771,857	$57,031	$5,636,982	$48,204	$5,949	$688,480,876
Depreciation	—	1,535,409	47,871,174	6,080	533,628	2,298	—	49,948,589
Disposals	—	(57,812)	(2,286,359)	(17,963)	(25,467)	—	—	(2,387,601)
Disposal of subsidiaries	—	—	(180,843)	—	(5,264)	(2,014)	—	(188,121)
Transfers and reclassifications	—	297	(3,164)	—	2,867	—	—	—
Exchange effect	—	26,497	3,302,523	286	5,941	1,092	—	3,336,339

As of December 31, 2018	$—	$18,465,244	$714,475,188	$45,434	$6,148,687	$49,580	$5,949	$739,190,082

Details of Capitalized Borrowing Costs

Details of capitalized borrowing costs are as follows:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Total interest capitalized	$157,210	$—	$—
Interest rates applied	1.52%~2.01%	—	—

Intangible Assets
(10)	Intangible Assets

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Goodwill	$15,188	$15,012
Software	410,712	524,155
Patents and technology license fees	2,102,561	1,668,218
Others	1,259,048	784,419

Net	$3,787,509	$2,991,804

Cost:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$15,188	$903,993	$4,534,340	$3,429,640	$8,883,161
Additions	—	3,566	38,928	1,145,110	1,187,604
Disposals	—	(95,505)	—	(1,009,051)	(1,104,556)
Reclassifications	—	278,650	—	—	278,650
Exchange effect	—	(9,978)	114,483	6	104,511

As of December 31, 2017	$15,188	$1,080,726	$4,687,751	$3,565,705	$9,349,370

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$15,188	$1,080,726	$4,687,751	$3,565,705	$9,349,370
Additions	—	—	214,278	612,253	826,531
Disposals	—	(422,591)	(179,418)	(987,841)	(1,589,850)
Disposal of subsidiaries	(176)	—	—	—	(176)
Reclassifications	—	474,127	—	—	474,127
Exchange effect	—	(6,458)	(210,982)	(1)	(217,441)

As of December 31, 2018	$15,012	$1,125,804	$4,511,629	$3,190,116	$8,842,561

Accumulated Amortization and Impairment:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$—	$433,537	$2,143,372	$2,217,949	$4,794,858
Amortization	—	337,376	483,940	1,097,754	1,919,070
Disposals	—	(95,505)	—	(1,009,051)	(1,104,556)
Exchange effect	—	(5,394)	(42,122)	5	(47,511)

As of December 31, 2017	$—	$670,014	$2,585,190	$2,306,657	$5,561,861

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2018	$—	$670,014	$2,585,190	$2,306,657	$5,561,861
Amortization	—	357,624	468,296	1,086,882	1,912,802
Disposals	—	(422,591)	(179,418)	(987,841)	(1,589,850)
Exchange effect	—	(3,398)	(30,657)	(1)	(34,056)

As of December 31, 2018	$—	$601,649	$2,843,411	$2,405,697	$5,850,757

Amortization Amounts of Intangible Assets

The amortization amounts of intangible assets are as follows:

	For the years ended December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$799,215	$758,050

Operating expenses	$1,119,855	$1,154,752

Details of Loans
(11)	Short-Term Loans

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$19,159,298	$7,780,552
Unsecured other loans	6,286,242	5,323,256

Total	$25,445,540	$13,103,808

	For the years ended December 31,
	2016	2017	2018
Interest rates applied	0.51%~4.60%	0.00%~4.35%	0.00%~4.55%

Bonds Payable
(12)	Bonds Payable

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$31,200,000	$23,700,000
Unsecured convertible bonds payable	18,196,332	18,196,332
Less: Discounts on bonds payable	(878,701)	(518,150)

Total	48,517,631	41,378,182
Less: Current portion	(24,841,770)	(2,499,235)

Net	$23,675,861	$38,878,947

Summary of Terms and Conditions of Bonds
A.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds were as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Seven-year	In early June 2012	NT$2,500 million	1.63%	Interest will be paid annually and the principal will be repayable in June 2019 upon maturity.

Five-year	In mid-March 2013	NT$7,500 million	1.35%	Interest will be paid annually and the principal has been fully repaid in March 2018.

Seven-year	In mid-March 2013	NT$2,500 million	1.50%	Interest will be paid annually and the principal will be repayable in March 2020 upon maturity.

Seven-year	In mid-June 2014	NT$2,000 million	1.70%	Interest will be paid annually and the principal will be repayable in June 2021 upon maturity.

Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.

Five-year	In late March 2017	NT$6,200 million	1.15%	Interest will be paid annually and the principal will be repayable in March 2022 upon maturity.

Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.

Five-year	In early October 2017	NT$2,000 million	0.94%	Interest will be paid annually and the principal will be repayable in October 2022 upon maturity.

Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.

Defined Benefit Plan Recognized on the Consolidated Balance Sheets
iii.	The defined benefit plan recognized on the consolidated balance sheets are as follows:

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Present value of the defined benefit obligation	$(5,671,058)	$(5,620,509)
Fair value of plan assets	1,532,539	1,453,335

Funded status	(4,138,519)	(4,167,174)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(4,138,519)	$(4,167,174)

Major Categories of Plan Assets as a Percentage of Fair Value of the Total Plan Assets
iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2017	2018
Cash	25%	17%
Equity instruments	43%	51%
Debt instruments	26%	24%
Others	6%	8%

Principal Underlying Actuarial Assumptions
v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2017	2018
Discount rate	1.08%	0.91%
Rate of future salary increase	3.50%	3.50%

Expected Future Benefit Payments
vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2018
NT$
(In Thousands)
2019	$193,387
2020	211,679
2021	251,844
2022	304,317
2023	338,681
2024 and thereafter	4,846,688

Total	$6,146,596

Sensitivity Analysis
vii.	Sensitivity analysis:

As of December 31, 2017
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Decrease (increase) in defined benefit obligation	$283,095	$(303,570)	$(266,069)	$251,815

As of December 31, 2018
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Decrease (increase) in defined benefit obligation	$262,909	$(281,037)	$(244,120)	$231,751

Deferred Government Grants
(15)	Deferred Government Grants

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$9,297,371	$14,595,546
Arising during the period	6,755,920	7,129,770
Recorded in profit or loss:
Other operating income	(1,469,616)	(3,885,722)
Exchange effect	11,871	(358,690)

Ending balance	$14,595,546	$17,480,904

Current	$2,821,467	$3,832,124
Noncurrent	11,774,079	13,648,780

Total	$14,595,546	$17,480,904

Summary of Refund Liabilities
(16)	Refund Liabilities

As of December 31, 2018
NT$
(In Thousands)
Refund liabilities	$1,213,476

Purpose for Repurchase and Changes in Treasury Stock
i.

UMC carried out treasury stock program and repurchased its shares from the centralized securities exchange market. The purpose for repurchase, and changes in treasury stock during the years ended December 31, 2017 and 2018 are as follows:

For the year ended December 31, 2017 (In thousands of shares)

Purpose	As of January 1, 2017	Increase	Decrease	As of December 31, 2017
For transfer to employees	400,000	—	—	400,000

For the year ended December 31, 2018 (In thousands of shares)

Purpose	As of January 1, 2018	Increase	Decrease	As of December 31, 2018
For transfer to employees	400,000	—	200,000	200,000
To maintain UMC’s credit and stockholders’ rights and interests	—	480,000	200,000	280,000

	400,000	480,000	400,000	480,000

Details of Distribution

The details of distribution are as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2017	2018	2017	2018
Legal reserve	$962,873	$707,299
Special reserve	—	14,513,940
Cash dividends	8,557,023	6,916,105	$0.70	$0.58

Non-controlling Interests
d.	Non-controlling interests:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning balance	$2,027,065	$2,161,729	$956,808
Impact of retroactive applications	—	—	1,597

Adjusted balance at January 1	2,027,065	2,161,729	958,405
Attributable to non-controlling interests:
Net loss	(4,452,585)	(2,997,469)	(4,429,938)
Other comprehensive income (loss)	(32,318)	(111,601)	(103,894)
Changes in subsidiaries’ ownership	567,073	(999,151)	(278,613)
Disposal of subsidiaries	—	—	(7,074)
Derecognition of the non-controlling interests	4,052,494	2,903,300	4,327,882

Ending balance	$2,161,729	$956,808	$466,768

Operating Revenues
(19)	Operating Revenues

a.	Disaggregation of revenue

2016 and 2017

i.	Operating Revenues

	For the years ended December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Net sales
Sale of goods	$142,816,919	$142,957,544
Other operating revenues
Royalty	11,757	6,817
Mask tooling	3,676,365	3,334,844
Others	1,365,083	2,985,501

Operating revenues	$147,870,124	$149,284,706

Summary of Disaggregation of Revenue by Geography
ii.	By geography

	For the years ended December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Taiwan	$46,493,583	$48,952,219
Singapore	26,753,960	30,798,270
China (includes Hong Kong)	13,732,391	18,971,866
Japan	4,501,057	4,694,277
USA	13,713,202	18,208,227
Europe	29,253,755	14,329,730
Others	13,422,176	13,330,117

Total	$147,870,124	$149,284,706

Summary of Disaggregation of Revenue by Product
i.	By product

For the year ended December 31, 2018
NT$
(In Thousands)
Wafer	$142,550,304
Others	8,702,267

Total	$151,252,571

Summary of Disaggregation of Revenue by Operating Segments
ii.	By operating segments

	For the year ended December 31, 2018
	Wafer Fabrication	New Business	Subtotal	Adjustment and Elimination	Consolidated
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571

The timing of revenue recognition:
At a point in time	$146,247,350	$247,929	$146,495,279	$(19,290)	$146,475,989
Over time	4,776,582	—	4,776,582	—	4,776,582

Total	$151,023,932	$247,929	$151,271,861	$(19,290)	$151,252,571

	For the year ended December 31, 2018
	Taiwan	Singapore	China (includes Hong Kong)	Japan	USA	Europe	Others	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Revenue from contracts with customers	$55,092,681	$24,820,196	$18,504,881	$5,896,313	$23,555,105	$12,527,894	$10,855,501	$151,252,571

The timing of revenue recognition:
At a point in time	$54,963,771	$24,791,908	$14,889,672	$5,889,277	$23,536,756	$11,551,052	$10,853,553	$146,475,989
Over time	128,910	28,288	3,615,209	7,036	18,349	976,842	1,948	4,776,582

Total	$55,092,681	$24,820,196	$18,504,881	$5,896,313	$23,555,105	$12,527,894	$10,855,501	$151,252,571

Summary of Balances of Contract Assets and Contract Liabilities
b.	Contract balances

i.	Contract assets, current

	As of
	January 1, 2018	December 31, 2018	Differences
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$129,042	$486,184	$357,142
Less: Loss allowance	—	(393,974)	(393,974)

Net	$129,042	$92,210	$(36,832)

ii.	Contract liabilities, current

As of
	January 1, 2018	December 31, 2018	Differences
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Sales of goods and services	$3,951,414	$932,371	$(3,019,043)

Employee Benefit, Depreciation and Amortization Expenses

The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2016			2017			2018
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$ (In Thousands)			NT$ (In Thousands)			NT$ (In Thousands)
Employee benefit expenses
Salaries	$14,839,388	$6,781,877	$21,621,265	$16,676,560	$7,045,487	$23,722,047	$17,694,175	$7,780,063	$25,474,238
Labor and health insurance	802,913	351,873	1,154,786	878,576	376,523	1,255,099	882,671	376,556	1,259,227
Pension	965,494	347,871	1,313,365	1,008,121	327,454	1,335,575	1,065,176	342,565	1,407,741
Other employee benefit expenses	231,270	90,402	321,672	259,701	118,422	378,123	289,395	111,734	401,129
Depreciation	46,805,589	2,790,138	49,595,727	47,820,812	3,003,855	50,824,667	47,086,993	2,689,314	49,776,307
Amortization	790,206	1,502,360	2,292,566	911,563	1,222,163	2,133,726	880,967	1,219,163	2,100,130

Details of Distribution of Employees' Compensation and Directors' Compensation

The details of distribution are as follows:

	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation—Cash	$930,551	$1,032,324	$1,400,835
Directors’ compensation	9,714	11,452	7,624

Net Other Operating Income and Expenses
(21)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain on disposal of property, plant and equipment	$73,014	$82,397	$136,743
Impairment loss of property, plant and equipment	(455,076)	—	—
Government grants	243,150	1,710,176	5,220,746
Others	(124,213)	(138,878)	(240,605)

Total	$(263,125)	$1,653,695	$5,116,884

Non-Operating Income and Expenses
a.	Other gains and losses

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain (loss) on valuation of financial assets and liabilities at fair value through profit or loss	$150,770	$598,270	$(1,167,735)
Impairment loss:
Investments accounted for under the equity method	(837,153)	—	(46,225)
Available-for-sale financial assets, noncurrent	(492,140)	(664,948)	—
Financial assets measured at cost, noncurrent	(293,205)	(285,387)	—
Gain (loss) on disposal of investments	2,097,818	1,269,369	(19,286)
Others	233,310	76,788	104,956

Total	$859,400	$994,092	$(1,128,290)

b.	Finance costs

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$595,311	$763,124	$710,663
Bank loans	654,181	1,563,590	1,782,544
Others	91	80,158	275,465
Financial expenses	164,720	88,290	82,553

Total	$1,414,303	$2,495,162	$2,851,225

Components of Other Comprehensive Income (Loss)
(23)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2016
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(75,893)	$—	$(75,893)	$12,899	$(62,994)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	2,459	—	2,459	—	2,459
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(1,815,947)	—	(1,815,947)	(620)	(1,816,567)
Unrealized gains or losses on available-for-sale financial assets	(287,866)	(1,681,770)	(1,969,636)	95,705	(1,873,931)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(331,615)	—	(331,615)	58,577	(273,038)

Total other comprehensive income (loss)	$(2,508,862)	$(1,681,770)	$(4,190,632)	$166,561	$(4,024,071)

	For the year ended December 31, 2017
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(184,186)	$—	$(184,186)	$31,311	$(152,875)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	1,221	—	1,221	—	1,221
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5,975,203)	—	(5,975,203)	59,838	(5,915,365)
Unrealized gains or losses on available-for-sale financial assets	1,224,344	(642,905)	581,439	100,059	681,498
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	604,675	102,302	706,977	(135,989)	570,988

Total other comprehensive income (loss)	$(4,329,149)	$(540,603)	$(4,869,752)	$55,219	$(4,814,533)

	For the year ended December 31, 2018
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(55,060)	$—	$(55,060)	$32,647	$(22,413)
Unrealized gains or losses on financial assets at fair value through other comprehensive income	1,454,018	—	1,454,018	(419,198)	1,034,820
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	(2,572)	—	(2,572)	514	(2,058)
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	(103,319)	—	(103,319)	27,741	(75,578)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(47,417)	408	(47,009)	(28,845)	(75,854)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(11,069)	(12,897)	(23,966)	659	(23,307)

Total other comprehensive income (loss)	$1,234,581	$(12,489)	$1,222,092	$(386,482)	$835,610

Major Components of Income Tax Expense

a.	The major components of income tax expense for the years ended December 31, 2016, 2017 and 2018 were as follows:

i.	Income tax expense recorded in profit or loss

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$3,502,195	$2,467,004	$(264,909)
Adjustments in respect of current income tax of prior periods	(424,939)	(364,951)	(899,219)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	(2,770,767)	(1,033,142)	1,350,028
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	(54,519)	(424,608)	(335,367)
Deferred income tax related to changes in tax rates	—	12,477	(842,123)
Adjustment of prior year’s deferred income tax	53,322	9,233	(2,744)
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	247,232	326,468	(135,543)

Income tax expense (benefit) recorded in profit or loses	$552,524	$992,481	$(1,129,877)

ii.	Income tax related to components of other comprehensive income (loss)

Items that will not be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Remeasurements of defined benefit pension plans	$12,899	$31,311	$11,012
Unrealized gains or losses on financial assets at fair value through other comprehensive income	—	—	(24,969)
Gains or losses on hedging instruments which will not be reclassified subsequently to profit or loss	—	—	514
Share of other comprehensive income (loss) of associates and joint ventures which will not be reclassified subsequently to profit or loss	—	—	18,045
Deferred income tax related to changes in tax rates	—	—	(362,898)

Income tax related to items that will not be reclassified subsequently to profit or loss	$12,899	$31,311	$(358,296)

Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$(620)	$59,838	$(24,339)
Unrealized gains or losses on available-for-sale financial assets	95,705	100,059	—
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	58,577	(135,989)	1,847
Deferred income tax related to changes in tax rates	—	—	(5,694)

Income tax related to items that may be reclassified subsequently to profit or loss	$153,662	$23,908	$(28,186)

iii.	Deferred income tax recognized directly to equity

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	$1,608	$227	$(414)
Deferred income tax related to changes in tax rates	—	—	(57,140)

Income tax recognized directly to equity	$1,608	$227	$(57,554)

Reconciliation Between Income Tax Expense and Income Before Tax at UMC's Applicable Tax Rate
b.	A reconciliation between income tax expense and income before tax at UMC’s applicable tax rate was as follows:

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$4,721,086	$7,671,710	$2,117,920

At UMC’s statutory income tax rate	802,584	1,304,191	423,584
Adjustments in respect of current income tax of prior periods	(424,939)	(364,951)	(899,219)
Net change in loss carry-forward and investment tax credits	1,327,716	564,742	2,239,058
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	253,100	330,228	49,625
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(1,707,646)	(1,549,018)	(451,589)
Investment gain	(658,375)	(639,979)	(886,546)
Dividend income	(88,518)	(83,154)	(112,810)
Others	254,903	259,590	140,278
Basic tax	70,316	33,207	—
Estimated income tax on unappropriated earnings	(299,338)	38,069	(849,328)
Deferred income tax related to changes in tax rates	—	12,477	(842,123)
Effect of different tax rates applicable to UMC and its subsidiaries	(13,103)	(21,615)	(118,404)
Taxes withheld in other jurisdictions	753,752	868,106	48,291
Others	282,072	240,588	129,306

Income tax expense (benefit) recorded in profit or loss	$552,524	$992,481	$(1,129,877)

Significant Components of Deferred Income Tax Assets and Liabilities
c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$2,064,726	$1,930,388
Loss carry-forward	425,247	502,331
Pension	697,478	825,792
Refund liabilities	—	232,854
Allowance for sales returns and discounts	171,213	—
Allowance for inventory valuation losses	365,658	416,270
Investment loss	262,346	748,983
Unrealized profit on intercompany sales	1,626,072	1,703,942
Investment tax credits	—	336,869
Deferred revenue	452,907	—
Others	50,482	98,367

Total deferred income tax assets	6,116,129	6,795,796

Deferred income tax liabilities
Unrealized exchange gain	(348,198)	(535,595)
Depreciation	(306,472)	(440,524)
Investment gain	(1,139,940)	(513,322)
Convertible bond option	(176,361)	(139,693)
Amortizable assets	(353,477)	(342,607)
Others	(2,775)	(7,768)

Total deferred income tax liabilities	(2,327,223)	(1,979,509)

Net deferred income tax assets	$3,788,906	$4,816,287

Movement of Deferred Tax
d.	Movement of deferred tax

	For the years ended December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance at January 1	$2,624,599	$3,788,906
Impact of retroactive applications	—	1,515,238

Adjusted balance at January 1	2,624,599	5,304,144
Amounts recognized in profit or loss during the period	1,109,572	(34,251)
Amounts recognized in other comprehensive income	55,219	(386,482)
Amounts recognized in equity	227	(57,554)
Exchange adjustments	(711)	(9,570)

Balance at December 31	$3,788,906	$4,816,287

Earnings Per Share
(25)	Earnings Per Share

a.	Earnings per share-basic

Basic earnings per share amounts are calculated by dividing the net income for the year attributable to ordinary equity holders of the parent company by the weighted-average number of ordinary shares outstanding during the year. The reciprocal stockholdings held by subsidiaries and associates are deducted from the computation of weighted-average number of shares outstanding.

	For the years ended December 31,
	2016	2017	2018
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$8,621,147	$9,676,698	$7,677,735

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,098,826	11,994,760	11,889,723

Earnings per share-basic (NTD)	$0.71	$0.81	$0.65

b.	Earnings per share-diluted

Diluted earnings per share is calculated by taking basic earnings per share plus the effect of additional common shares that would have been outstanding if the dilutive share equivalents had been issued. The net income attributable to ordinary equity holders of the parent company would be also adjusted for the interest and other income or expenses derived from any underlying dilutive share equivalents, such as convertible bonds. For employees’ compensation that may be distributed in shares, the number of shares to be distributed is taken into consideration assuming the distribution will be made entirely in shares when calculating diluted earnings per share.

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Net income attributable to the parent company	$8,621,147	$9,676,698	$7,677,735
Effect of dilution
Unsecured convertible bonds	282,325	288,091	283,349

Income attributable to stockholders of the parent	$8,903,472	$9,964,789	$7,961,084

Weighted-average number of common stocks for basic earnings per share (thousand shares)	12,098,826	11,994,760	11,889,723
Effect of dilution
Employees’ compensation	99,122	83,981	137,511
Unsecured convertible bonds	1,152,306	1,193,935	1,243,599

Weighted-average number of common stocks after dilution (thousand shares)	13,350,254	13,272,676	13,270,833

Earnings per share-diluted (NTD)	$0.67	$0.75	$0.60

Reconciliation of Liabilities Arising from Financing Activities
(26)	Reconciliation of Liabilities Arising from Financing Activities

For the year ended December 31, 2017

			Non-cash changes
	As of December 31, 2016	Cash Flows	Foreign exchange	Other (Note 1)	As of December 31, 2017
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Short-term loans	$20,550,801	$5,878,717	$(1,064,017)	$80,039	$25,445,540
Long-term loans (current portion included)	29,248,690	4,398,112	(1,483,165)	1,699	32,165,336
Bonds payable (current portion included)	41,980,931	6,184,215	—	352,485	48,517,631
Guarantee deposits (current portion included)	491,089	110,363	(36,876)	—	564,576
Other financial liabilities-noncurrent	20,311,688	—	(195,611)	370,042	20,486,119

For the year ended December 31, 2018

			Non-cash changes
	As of December 31, 2017	Cash Flows	Foreign exchange	Other (Note 1)	As of December 31, 2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Short-term loans	$25,445,540	$(12,288,248)	$(292,466)	$238,982	$13,103,808
Long-term loans (current portion included)	32,165,336	(1,880,197)	556,777	(15,701)	30,826,215
Bonds payable (current portion included)	48,517,631	(7,500,000)	—	360,551	41,378,182
Guarantee deposits (current portion included)	564,576	88,131	13,086	—	665,793
Other financial liabilities-noncurrent	20,486,119	—	(456,551)	380,787	20,410,355

Note 1: Other non-cash changes mainly consisted of discount amortization measured by the EIR method.

Note 2: Please refer to Note 9 (6) for more details on other financial liabilities-noncurrent.

Summary of Derecognized Assets and Liabilities
a.	Derecognized assets and liabilities mainly consisted of:

NT$ (In Thousands)
Assets
Cash and cash equivalents	$14,430
Notes and accounts receivable	18,239
Inventories	46,717
Property, plant and equipment	45,515
Others	2,365

127,266

Liabilities
Short-term loans	(34,313)
Payables	(29,309)
Current portion of long-term liabilities	(11,899)
Long-term loans	(5,502)
Others	(2,872)

(83,895)

Net assets of the subsidiary deconsolidated	$43,371

Summary of Consideration Received and Loss Recognized
b.	Consideration received and loss recognized from the transaction:

NT$ (In Thousands)
Cash received	$4,617
Less: Net assets of the subsidiary deconsolidated	(43,371)
Add: Non-controlling interests	7,074
Less: Goodwill	(176)

Loss on disposal of subsidiary	$(31,856)

Summary of Net Cash Outflow Arising from Deconsolidation of the Subsidiary
c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$ (In Thousands)
Cash received	$4,617
Net cash of subsidiary derecognized	(14,430)

Net cash outflow from deconsolidation	$(9,813)

Unused tax credits [member]
Unused Tax Credits and Losses
g.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized was as follows:

	As of December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Expiry period
1-5 years	$14,881,800	$27,072,604
6-10 years	15,055,903	10,799,310
more than 10 years	5,105	5,043

Total	$29,942,808	$37,876,957

Aggregated individually immaterial associates [member]
Aggregate Amount of the Company's Share of its Individually Immaterial Associates
(i)	The aggregate amount of the Company’s share of all its individually immaterial associates that are accounted for using the equity method was as follows:

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Profit (Loss) from continuing operations	$(270,060)	$77,589	$(616,665)
Post-tax profit from discontinued operations	—	80,248	—
Other comprehensive income (loss)	(187,891)	526,773	(82,871)

Total comprehensive income (loss)	$(457,951)	$684,610	$(699,536)

More than 1 year [member]
Details of Loans
a.	Details of long-term loans as of December 31, 2017 and 2018 are as follows:

	As of December 31,
Lenders	2017	2018	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$4,000	$—	Effective November 21, 2013 to November 21, 2018. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Mega International Commercial Bank (2)	8,200	6,013	Effective July 3, 2017 to July 5, 2021. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	16,853	—	Effective July 10, 2013 to July 10, 2018. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	10,276	—	Effective February 13, 2015 to February 13, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	13,382	—	Effective April 28, 2015 to April 28, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	4,724	3,006	Effective August 10, 2015 to August 10, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	95,135	83,243	Effective October 19, 2015 to October 19, 2025. Interest-only payment for the first year. Principal is repaid in 37 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (6)	1,476	—	Effective October 28, 2015 to April 28, 2020. Interest-only payment for the first half year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (7)	4,165	—	Effective November 20, 2015 to November 20, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan	300,000	1,000,000	Repayable quarterly from March 23, 2019 to December 23, 2021 with monthly interest payments.
Unsecured Syndicated Loans from Bank of Taiwan and 7 others	1,246,500	747,900	Repayable semi-annually from February 6, 2017 to February 6, 2020 with monthly interest payments.
Unsecured Long-Term Loan from Mega International Commercial Bank	474,356	—	Repayable quarterly from October 4, 2015 to October 4, 2018 with monthly interest payments.
Secured Syndicated Loans from China Development Bank and 6 others	29,989,811	28,987,895	Effective October 20, 2016 to October 20, 2024. Interest-only payment for the first and the second year. Principal is repaid in 13 semi-annual payments with semi-annual interest payments.

Subtotal	32,168,878	30,828,057
Less: Administrative expenses from syndicated loans	(3,542)	(1,842)
Less: Current portion	(2,522,052)	(2,622,161)

Total	$29,643,284	$28,204,054

	For the years ended December 31,
	2016	2017	2018
Interest rates applied	0.98%~4.66%	0.99%~4.66%	0.99%~5.56%

Aggregated individually immaterial joint ventures [member]
Aggregate Amount of the Company's Share of its Individually Immaterial Joint Ventures
(ii)	The aggregate amount of the Company’s share of all its individually immaterial joint ventures that are accounted for using the equity method was as follows:

	For the years ended December 31,
	2016	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Loss from continuing operations	$(45,606)	$—	$—
Other comprehensive income (loss)	—	—	—

Total comprehensive loss	$(45,606)	$—	$—

Plan assets [member]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance of fair value of plan assets	$1,513,371	$1,532,539
Items recognized as profit or loss:
Interest income on plan assets	21,187	16,552
Contribution by employer	93,466	95,577
Payment of benefit obligation	(81,204)	(233,530)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	(13,986)	42,197
Other	(295)	—

Fair value of plan assets at end of year	$1,532,539	$1,453,335

Present value of defined benefit obligation [member]
Defined Benefit Plan Recognized on the Consolidated Balance Sheets
i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2017	2018
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(5,482,265)	$(5,671,058)
Items recognized as profit or loss:
Service cost	(24,130)	(24,477)
Interest cost	(76,761)	(61,247)

Subtotal	(100,891)	(85,724)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in financial assumptions	(183,433)	(91,350)
Experience adjustments	13,233	(5,907)

Subtotal	(170,200)	(97,257)

Benefits paid	81,204	233,530
Other	1,094	—

Defined benefit obligation at end of year	$(5,671,058)	$(5,620,509)

Financial assets at fair value through profit or loss [member]
Financial Assets
(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2017 (Note)	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Financial assets mandatorily measured at fair value through profit or loss
Common stocks		$6,814,915
Preferred stocks		2,998,228
Funds		2,030,688
Convertible Bonds		236,905
Forward contracts		3,561

Total		$12,084,297

Designated financial assets at fair value through profit or loss
Convertible bonds	$213,180

Financial assets held for trading
Common stocks	434,630
Preferred stocks	228,508
Option	31,605

Subtotal	694,743

Total	$907,923

Current	$716,918	$528,450
Noncurrent	191,005	11,555,847

Total	$907,923	$12,084,297

Financial assets at fair value through other comprehensive income [member]
Financial Assets
(5)	Financial Assets at Fair Value through Other Comprehensive Income, Non-Current

	As of December 31,
	2017(Note)	2018
		NT$ (In Thousands)
Equity instruments
Common stocks		$11,401,451
Preferred stocks		184,026

Total		$11,585,477

Available-for-sale financial assets [member]
Financial Assets
(6)	Available-For-Sale Financial Assets, Non-Current

As of December 31, 2017
NT$ (In Thousands)
Common stocks	$17,653,513
Preferred stocks	1,865,410
Funds	1,117,409

Total	$20,636,332

Financial assets measured at cost [member]
Financial Assets
(7)	Financial Assets Measured at Cost, Non-Current

As of December 31, 2017
NT$ (In Thousands)
Common stocks	$473,134
Preferred stocks	1,657,388
Funds	87,950

Total	$2,218,472

Trade receivables [member]
Financial Assets
(3)	Accounts Receivable, Net

	As of December 31,
	2017	2018
	NT$ (In Thousands)	NT$ (In Thousands)
Accounts receivable	$21,910,146	$23,784,141
Less: allowance for sales returns and discounts	(994,151)	—
Less: loss allowance	(39,578)	(48,152)

Net	$20,876,417	$23,735,989